Contract Liabilities	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

10. CONTRACT LIABILITIES

For service contracts where the performance obligation is not completed, contract liabilities were recorded for any payments received in advance of the performance obligation. The payments received in advance will not be refunded and will be amortized in future when met performance obligations. The VIP subscription of Online Promotion revenue stream usually last within a year.

Contract liabilities is comprised of the following:

	As of June 30,
	2025	2024
Unearned online promotion revenue - current	2,033,096	1,746,927
Premium business solutions revenue related	-	69,022
Value-Added Services revenue related	92,299	215,551
Shared office rental and management revenue related	123,588	66,522
Subtotal	2,248,983	2,098,022
Unearned online promotion revenue – non-current	135,209	127,439
Total	2,384,192	2,225,461

For the years ended June 30, 2025, 2024 and 2023, revenue amounting to $2,110,288, $2,680,502   and $3,154,053 were included in the contract liabilities balance at the beginning of the respective year.

Movement of contract liabilities is as below:

Amount
June 30, 2022	$3,580,418
Addition	2,520,300
Recognized as revenue within the fiscal year ended June 30, 2023	(3,154,053)
June 30, 2023	2,946,665
Addition	1,959,298
Recognized as revenue within the fiscal year ended June 30, 2024	(2,680,502)
June 30, 2024	2,225,461
Addition	2,269,019
Recognized as revenue within the fiscal year ended June 30, 2025	(2,110,288)
June 30, 2025	$2,384,192